Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,000,000
Previously Paid Amount	0.00
Total Fee Amount	966.70
Total Offset Amount	0.00
Net Fee	966.70
Narrative - Max Aggregate Offering Price	$ 7,000,000
Final Prospectus	true